Deferred income tax assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Deferred tax assets and liabilities [abstract]
Disclosure of Temporary Difference, Unused Tax Losses and Unused Tax Credits

(EUR thousand)	For the financial year ended March 31
Net movement of deferred tax assets/(liabilities)	2024	2023
Opening balance as of April 1	27,147	26,398
Acquisition of subsidiaries	—	(1,834)
Disposal of subsidiaries	—	(128)
Recognized in income statement	(287)	3,846
Recognized in other comprehensive income	350	(95)
Other	2,454	—
Exchange differences	(1,819)	(1,040)
Closing balance as of March 31	27,845	27,147
The amounts of deferred tax recognized in the consolidated statement of financial position comprise the following deferred tax assets / (liabilities):

(EUR thousand)	As of March 31
	2024		2023
Deferred tax balances	Assets	Liabilities	Assets	Liabilities
Balances with movements recognized in income statement
Trade receivables	15	(490)	72	(18)
Property, plant and equipment	118	(723)	317	(819)
Intangible assets	256	(4,002)	272	(8,377)
Current liabilities	6,395	(295)	4,747	(14)
Loans and borrowings	1,162	(337)	911	—
Other items	1,124	(515)	786	(31)
Deferred tax on tax credits	3,991	—	1,569	—
Tax value of loss carry-forwards recognized	21,311	—	28,249	—

Balances with movements recognized in other comprehensive income
Retirement benefit obligations	—	(168)	—	(336)
Other investments at FVOCI	—	1	—	(181)

Offsetting	(1,284)	1,286	(2,113)	2,113
Total	33,088	(5,243)	34,810	(7,663)

(EUR thousand)	As of March 31
Deferred tax recoverability	2024	2023

Deferred tax assets to be recovered within 12 months	3,640	1,697
Deferred tax assets to be recovered after more than 12 months	29,448	33,113
Deferred tax assets	33,088	34,810

Deferred tax liabilities to be recovered within 12 months	(1,938)	(760)
Deferred tax liabilities to be recovered after more than 12 months	(3,305)	(6,903)
Deferred tax liabilities	(5,243)	(7,663)
The vast majority of the tax losses carried forward, for which no deferred tax has been recognized, either expires after 5 years or has no expiration date, as illustrated in the below expiry date schedule:

(EUR thousand)	As of March 31
Deferred tax assets have not been recognized in respect of the following tax losses:	2024	2023
Expiry within 1 year	—	394
Expiry 1-2 years	320	292
Expiry 2-5 years	3,218	36
Expiry after 5 years	84,443	71,432
No expiration	228,248	222,056
Total	316,229	294,210